Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Cash and cash equivalents	$ 7,996	$ 10,467
Marketable securities	2,773	650
Trade and other receivables	5,010	6,368
Inventories	8,779	7,255
Recoverable income taxes	165	163
Other recoverable taxes	1,142	1,183
Others	1,777	1,573
Current assets other than assets classified as held for sale	27,642	27,659
Assets classified as held for sale	3,608	2,490
Current assets	31,250	30,149
Trade and other receivables	2,440	1,900
Marketable securities	1,564	44
Judicial deposits	11,053	8,038
Deferred income taxes	832	604
Other recoverable taxes	3,778	3,261
Others	1,553	487
Long-term receivables	21,220	14,334
Investments	1,566	1,510
Property, plant and equipment	130,169	125,330
Intangible assets	2,986	3,025
Non-current assets	155,941	144,199
Total assets	187,191	174,348
Trade payables	5,464	5,483
Finance debt	3,576	3,641
Lease liability	5,557	5,432
Income taxes payable	2,883	733
Other taxes payable	3,048	4,001
Dividends payable	4,171
Employee benefits	2,215	2,144
Others	3,001	1,875
Current liabilities other than Liabilities on assets classified as held for sale	29,915	23,309
Liabilities related to assets classified as held for sale	1,465	867
Current liabilities	31,380	24,176
Finance debt	26,378	32,059
Lease liability	18,288	17,611
Income taxes payable	302	300
Deferred income taxes	6,750	1,229
Employee benefits	10,675	9,374
Provisions for legal proceedings	3,010	2,018
Provision for decommissioning costs	18,600	15,619
Others	1,972	2,150
Non-current liabilities	85,975	80,360
Current and non-current liabilities	117,355	104,536
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,144	1,143
Profit reserves	66,434	72,811
Accumulated other comprehensive (deficit)	(105,187)	(111,648)
Attributable to the shareholders of Petrobras	69,492	69,407
Non-controlling interests	344	405
Equity	69,836	69,812
Total liabilities and equity	$ 187,191	$ 174,348